Risks and Liquidity - Narrative (Details) - USD ($)	1 Months Ended		12 Months Ended
	Dec. 31, 2021	Oct. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Unusual Risk or Uncertainty [Line Items]
Accumulated deficit	$ (29,254,440)		$ (29,254,440)	$ (18,797,570)
Conversion of convertible notes to preferred stock (in shares)		4,853,533
Warrants prior to conversion (in shares)	5,500,000	480,415	5,500,000
Proceeds from the sale of common stock in initial public offering, net		$ 24,400,000	$ 24,428,626	$ 0
Shares issued upon conversion of warrants (in shares)		9,816
Placement Agent Warrants
Unusual Risk or Uncertainty [Line Items]
Number of securities called by warrants (in shares)		250,000
Warrant exercise price (in dollars per share)		$ 6.25
Warrants, term from date of issuance		5 years
December 2021 Private Placement Warrants
Unusual Risk or Uncertainty [Line Items]
Number of securities called by warrants (in shares)	5,000,000		5,000,000
Warrant exercise price (in dollars per share)	$ 6.25		$ 6.25
Warrants, term from date of issuance	5 years 6 months		5 years 6 months
December 2021 Private Placement Warrants
Unusual Risk or Uncertainty [Line Items]
Number of securities called by warrants (in shares)	250,000		250,000
Warrant exercise price (in dollars per share)	$ 6.25		$ 6.25
Warrants, term from date of issuance	5 years 6 months		5 years 6 months
IPO
Unusual Risk or Uncertainty [Line Items]
Number of shares issued in transaction (in shares)		5,750,000
Sale of stock, price per share (in dollars per share)		$ 5.00
Private Placement
Unusual Risk or Uncertainty [Line Items]
Stock issuance, consideration received	$ 28,900,000
Number of shares issued in transaction (in shares)	5,000,000
Sale of stock, price per share (in dollars per share)	$ 6.25		$ 6.25